CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2020	Oct. 31, 2020
Related party liability	$ 26,123	$ 12,683
Common shares authorized (in shares)		25,000,000	25,000,000	50,000
Common shares, par value (in dollars per share)		$ 0.50
Common shares issued (in shares)		8,000,002	4,000,000
Common shares outstanding (in shares)		8,000,002
Preferred shares authorized (in shares)	25,000,000
Preferred shares, par value (in dollars per share)	$ 0.0001
Preferred shares issued (in shares)	0
Preferred shares outstanding (in shares)	0
Related Party
Related party liability	$ 9,914
Class A Ordinary Shares
Common shares authorized (in shares)	1,000,000,000
Common shares, par value (in dollars per share)	$ 0.0001
Common shares issued (in shares)	86,460,560
Common shares outstanding (in shares)	86,460,560
Class B Ordinary Shares
Common shares authorized (in shares)	100,000,000
Common shares, par value (in dollars per share)	$ 0.0001
Common shares issued (in shares)	21,104,225
Common shares outstanding (in shares)	21,104,225